Note 12 - Income Taxes (Details) - Income Tax Reconciliation (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Reconciliation [Abstract]
Computed tax expense at statutory rate	$ 175	$ 159	$ 109
State income tax, net of federal income tax benefit	21	19	14
Sale of Compass Energy	6
Tax effect of net income attributable to the noncontrolling interest	(7)	(6)	(6)
Amortization of investment tax credits	(3)	(3)	(1)
Affordable housing credits	(2)	(2)	(1)
Flexible dividend deduction	(2)	(2)	(2)
Change in control payments			9
Merger transaction costs			3
Total income tax expense on Consolidated Statements of Income	$ 188	$ 165	$ 125